Income Taxes - Table5 (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning balance	$ 5,230	$ 999
Additions based on tax provisions related to the current year		4,236
Additions for tax positions of prior years	139
Reduction for tax positions of prior years		(5)
Reduction for settlements	0	0
Expiration of applicable statute of limitations	0	0
Ending balance	$ 5,369	$ 5,230